Convertible Notes Payable (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Debt Disclosure [Abstract]
Proceeds from issuance of convertible promissory notes	$ 4,000
Promissory note conversion price per share	$ 0.20
Promissory note interest rate	1.00%
Promissory note maturity date	Dec. 31, 2017